Note 8 - Patents and Trademarks, net (Details) - Estimated Future Aggregate Amortization Expense (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Future Aggregate Amortization Expense [Abstract]
2013	$ 117
2014	102
2015	98
2016	95
2017	82
Thereafter	$ 375